Sales of Goods (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Revenue Text Block Abstract
Schedule of sales of goods
	For the year ended of December 31, 2022
	Cement	Concrete and mortar	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete, mortar and precast	1,742,704	189,945	31,177	-	-	-	1,963,826
Sale of construction supplies	-	-	-	-	114,024	-	114,024
Sale of quicklime	-	-	-	37,858	-	-	37,858
Sale of other	-	-	-	-	-	38	38

	1,742,704	189,945	31,177	37,858	114,024	38	2,115,746

Moment of the revenue recognition
Goods transferred at a point in time	1,742,704	189,945	31,177	37,858	114,024	38	2,115,746

	For the year ended of December 31, 2021
	Cement	Concrete and mortar	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete, mortar and precast	1,534,867	213,565	36,055	-	-	-	1,784,487
Sale of construction supplies	-	-	-	-	113,905	-	113,905
Sale of quicklime	-	-	-	39,141	-	-	39,141
Sale of other	-	-	-	-	-	234	234

	1,534,867	213,565	36,055	39,141	113,905	234	1,937,767

Moment of the revenue recognition
Goods transferred at a point in time	1,534,867	213,565	36,055	39,141	113,905	234	1,937,767

	For the year ended of December 31, 2020
	Cement	Concrete and mortar	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete, mortar and precast	1,023,907	126,135	35,144	-	-	-	1,185,186
Sale of construction supplies	-	-	-	-	78,192	-	78,192
Sale of quicklime	-	-	-	32,473	-	-	32,473
Sale of other	-	-	-	-	-	483	483

	1,023,907	126,135	35,144	32,473	78,192	483	1,296,334

Moment of the revenue recognition
Goods transferred at a point in time	1,023,907	126,135	35,144	32,473	78,192	483	1,296,334